[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.



                                           ASSET CLASS - BOND FUNDS



                          BOND IMMDEX(TM)
                                     FUND
         U.S. Bancorp 401(k) Savings Plan
                           Class Y Shares






This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN BOND IMMDEX(TM) FUND

--------------------------------------------------------------------------------
OBJECTIVE

Bond IMMDEX(TM) Fund's objective is to provide investors with high current income consistent with limited risk to capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Bond IMMDEX(TM) Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in a combination of:

o securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

o  corporate debt obligations.

o  debt obligations issued by foreign governments and other foreign issuers.

o  mortgage- and asset-backed securities.

The investment advisor attempts to make the fund's duration, return, and overall interest rate sensitivity comparable to that of the Lehman Brothers Government/Credit Bond Index. The Lehman Index is a good proxy for measuring the return and other characteristics of the fixed-rate debt market. However, the fund is not an index fund and may invest a substantial portion of its assets in securities not included in the index.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

During normal market conditions, the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities comparable to that of the Lehman Index. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

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MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISK OF UNDERPERFORMING THE INDEX. While the advisor believes purchasing securities which are not in the Lehman Index or not consistent with the "mix" of the Lehman Index provides the opportunity to achieve an enhanced gross return compared to the Lehman Index, the advisor may err in its choices of securities or portfolio mixes. Furthermore, because of the smaller number of issues held by the fund compared to the Lehman Index, material events affecting the fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the fund to a greater degree than such events will influence the Lehman Index.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED          NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

                       1      FUND PROFILE - First American Bond IMMDEX(TM) Fund

FIRST AMERICAN BOND IMMDEX(TM) FUND CONTINUED

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FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

10.96%  -3.06%  19.55%  3.08%  9.43%  9.43%  -1.36%  11.88%  6.96%  9.37%
--------------------------------------------------------------------------------
1993     1994   1995    1996   1997   1998    1999   2000    2001   2002

Best Quarter:
Quarter ending     June 30, 1995        6.65%
Worst Quarter:
Quarter ending     March 31, 1994      (2.90)%

AVERAGE ANNUAL TOTAL RETURNS          Inception       One       Five       Ten
AS OF 12/31/02(1)                          Date      Year      Years     Years
--------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund                   12/29/89      9.37%      7.10%     7.41%
--------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(2)                   11.04%      7.62%     7.61%
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(1)On 9/24/01, the Bond IMMDEX(TM) Fund became the successor by merger to the Firstar Bond IMMDEX(TM) Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Bond IMMDEX(TM) Fund.

(2)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities, in each case with maturities of not less than one year.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         NONE
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     NONE
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fee                                                           0.30%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.28%
 Total Annual Fund Operating Expenses                                     0.58%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.10)%
 NET EXPENSES (AFTER WAIVERS)                                             0.48%

THE ADVISOR DOES NOT INTEND TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                $  59
   3 years                                                               $ 186
   5 years                                                               $ 324
  10 years                                                               $ 726

                       2      FUND PROFILE - First American Bond IMMDEX(TM) Fund

FIRST AMERICAN BOND IMMDEX(TM) FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.






FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                       3      FUND PROFILE - First American Bond IMMDEX(TM) Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002





                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS





                        EQUITY INDEX FUND
         U.S. Bancorp 401(k) Savings Plan
                           Class Y Shares







This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN EQUITY INDEX FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Equity Index Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

                          1      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

36.97%    22.44%    32.84%    28.56%    20.41%    -9.58%    -12.13%    -22.19%
--------------------------------------------------------------------------------
1995      1996      1997      1998      1999       2000      2001       2002

Best Quarter:
Quarter ending   December 31, 1998      21.39%
Worst Quarter:
Quarter ending   September 30, 2002    (17.17)%

AVERAGE ANNUAL TOTAL RETURNS           Inception      One      Five      Since
AS OF 12/31/02                              Date     Year     Years  Inception
-------------------------------------------------------------------------------
Equity Index Fund                         2/4/94   (22.19)%   (0.87)%     8.89%
-------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)           (22.10)%   (0.59)%     9.37%
-------------------------------------------------------------------------------

(1)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 2/28/94.

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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.25%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.30%
 Total Annual Fund Operating Expenses                                     0.55%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.18)%
 NET EXPENSES (AFTER WAIVERS)                                             0.37%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.37%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                $  56
   3 years                                                               $ 176
   5 years                                                               $ 307
  10 years                                                               $ 689

                          2      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.






FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                          3      FUND PROFILE - First American Equity Index Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS






                                LARGE CAP
                              GROWTH FUND
         U.S. Bancorp 401(k) Savings Plan
                           Class Y Shares




This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of September 2002, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Large Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

                      1      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

28.22%    25.84%    -11.86%    -23.86%    -30.81%
--------------------------------------------------------------------------------
1998      1999       2000       2001       2002

Best Quarter:
Quarter ending   December 31, 1998     29.76%
Worst Quarter:
Quarter ending   March 31, 2001       (20.11)%

AVERAGE ANNUAL TOTAL RETURNS      Inception      One       Five          Since
AS OF 12/31/02(1)                      Date     Year      Years      Inception
--------------------------------------------------------------------------------
Large Cap Growth Fund                        (30.81)%     (5.61)%        (4.30)%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                 (27.88)%     (3.84)%        (2.46)%
--------------------------------------------------------------------------------

(1)On 5/17/02, Capital Growth Fund merged into Large Cap Growth Fund, each a series of First American Investment Funds, Inc. Performance presented prior to 5/17/02 represents that of Capital Growth Fund. On 9/24/01, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2)An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
  PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.65%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.36%
 Total Annual Fund Operating Expenses                                     1.01%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.11)%
 NET EXPENSES (AFTER WAIVERS)                                             0.90%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

   1 year                                                              $   103
   3 years                                                             $   322
   5 years                                                             $   558
  10 years                                                             $ 1,236

                      2      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                      3      FUND PROFILE - First American Large Cap Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS







                               LARGE CAP
                              VALUE FUND
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares








This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of September 30, 2002, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Large Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

                       1      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.23%   29.47%   22.80%   9.99%   8.20%   0.46%   -7.71%   -20.75%
--------------------------------------------------------------------------------
1995     1996     1997     1998    1999    2000     2001     2002

Best Quarter:
Quarter ending   December 31, 1998      16.64%
Worst Quarter:
Quarter ending   September 30, 2002    (18.78)%

AVERAGE ANNUAL TOTAL RETURNS      Inception       One       Five         Since
AS OF 12/31/02                         Date      Year      Years     Inception
--------------------------------------------------------------------------------
Large Cap Value Fund                 2/4/94    (20.75)%    (2.65)%        7.31%
--------------------------------------------------------------------------------
Russell 1000 Value Index(1)                    (15.52)%     1.16%        10.81%
--------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.65%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.30%
 Total Annual Fund Operating Expenses                                     0.95%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.05)%
 NET EXPENSES (AFTER WAIVERS)                                             0.90%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $    97
   3 years                                                             $   303
   5 years                                                             $   525
  10 years                                                             $ 1,166

                       2      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                       3      FUND PROFILE - First American Large Cap Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002
                                           (AS AMENDED JANUARY 31, 2003)


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS





       MID CAP GROWTH OPPORTUNITIES FUND*
         U.S. Bancorp 401(k) Savings Plan
                           Class Y Shares







*PLEASE NOTE, EFFECTIVE JANUARY 31, 2003, THE FUND CHANGED ITS NAME FROM MID CAP
 CORE FUND TO MID CAP GROWTH OPPORTUNITIES FUND.

 This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN MID CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index (S&P 400 Index). This index measures the performance of 400 selected common stocks representing the middle capitalization segment of the U.S. stock market. As of September 30, 2002, market capitalizations of companies in the S&P 400 Index ranged from approximately $48 million to $7.2 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

          1      FUND PROFILE - First American Mid Cap Growth Opportunities Fund

FIRST AMERICAN MID CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

8.02%  -2.01%  29.64%  18.87%  17.42%  4.91%  2.53%  25.60%  -3.41%  -15.21%
--------------------------------------------------------------------------------
1993    1994   1995    1996    1997    1998   1999   2000     2001    2002

Best Quarter:
Quarter ending   December 31, 1999      24.27%
Worst Quarter:
Quarter ending   September 30, 2001    (19.85)%

AVERAGE ANNUAL TOTAL RETURNS            Inception      One      Five       Ten
AS OF 12/31/02(1)                            Date     Year     Years     Years
--------------------------------------------------------------------------------
Mid Cap Core Fund                        12/28/89   (15.21)%    2.04%     7.82%
--------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index(2)               (14.51)%    6.41%    11.96%
--------------------------------------------------------------------------------

(1)Effective 1/31/03, the fund changed its name from Mid Cap Core Fund to Mid Cap Growth Opportunities Fund. On 9/24/01, the fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund.

(2)An unmanaged, capitalization weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.31%
 Total Annual Fund Operating Expenses                                     1.01%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.06)%
 NET EXPENSES (AFTER WAIVERS)                                             0.95%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.95%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $   103
   3 years                                                             $   322
   5 years                                                             $   558
  10 years                                                             $ 1,236

          2      FUND PROFILE - First American Mid Cap Growth Opportunities Fund

FIRST AMERICAN MID CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

          3      FUND PROFILE - First American Mid Cap Growth Opportunities Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS






                                 MID CAP
                             GROWTH FUND
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares






This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of September 30, 2002, market capitalizations of companies in the Russell Midcap Index ranged from approximately $163 million to $11.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Mid Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

                        1      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

10.84%    55.02%    3.84%    -29.05%    -31.10%
--------------------------------------------------------------------------------
1998      1999      2000      2001       2002

Best Quarter:
Quarter ending   December 31, 1999      47.87%
Worst Quarter:
Quarter ending   September 30, 2001    (28.64)%


AVERAGE ANNUAL TOTAL RETURNS     Inception        One        Five        Since
AS OF 12/31/02(1,2)                   Date       Year       Years    Inception
--------------------------------------------------------------------------------
Mid Cap Growth Fund                2/18/97     (31.10)%     (2.70)%       0.89%
Russell Midcap Growth Index(3)                 (27.41)%     (1.82)%       1.56%

(1)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(3)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 2/28/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (as a percentage of original purchase price or redemption proceeds, whichever is less)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.37%
 Total Annual Fund Operating Expenses                                     1.07%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.12)%
 NET EXPENSES (AFTER WAIVERS)                                             0.95%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.95%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                              $   109
   3 years                                                             $   340
   5 years                                                             $   590
  10 years                                                             $ 1,306

                        2      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                        3      FUND PROFILE - First American Mid Cap Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS






                                 MID CAP
                              VALUE FUND
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares









This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of September 30, 2002, market capitalizations of companies in the Russell Midcap Index ranged from approximately $163 million to $11.4 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Mid Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

                         1      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

20.30%    32.34%    24.53%    -12.96%    -6.00%    21.27%    -0.28%    -9.06%
--------------------------------------------------------------------------------
1995      1996      1997       1998       1999     2000       2001      2002

Best Quarter:
Quarter ending   June 30, 1997          17.97%
Worst Quarter:
Quarter ending   September 30, 1998    (30.80)%

AVERAGE ANNUAL TOTAL RETURNS      Inception         One      Five        Since
AS OF 12/31/02                         Date        Year     Years    Inception
--------------------------------------------------------------------------------
Mid Cap Value Fund                   2/4/94      (9.06)%    (2.09)%       7.02%
--------------------------------------------------------------------------------
Russell Midcap Value Index(1)                    (9.65)%     2.95%       10.63%
--------------------------------------------------------------------------------

(1)An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.31%
 Total Annual Fund Operating Expenses                                     1.01%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.06)%
 NET EXPENSES (AFTER WAIVERS)                                             0.95%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.95%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $   103
   3 years                                                             $   322
   5 years                                                             $   558
  10 years                                                             $ 1,236

                         2      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                         3      FUND PROFILE - First American Mid Cap Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS






                               SMALL CAP
                             GROWTH FUND
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares









This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of September 30, 2002, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Small Cap Growth Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

                      1      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

67.21%     -5.69%     -20.42%     -31.11%
--------------------------------------------------------------------------------
1999        2000       2001        2002

Best Quarter:
Quarter ending   December 31, 1999      51.50%
Worst Quarter:
Quarter ending   September 30, 2001    (28.92)%

AVERAGE ANNUAL TOTAL RETURNS        Inception                            Since
AS OF 12/31/02(1)                        Date         One Year       Inception
--------------------------------------------------------------------------------
Small Cap Growth Fund                 7/31/98          (31.11)%          (1.66)%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                           (30.26)%          (6.71)%
--------------------------------------------------------------------------------

(1)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The since inception performance for the index is calculated from 7/31/98.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.31%
 Total Annual Fund Operating Expenses                                     1.01%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.03)%
 NET EXPENSES (AFTER WAIVERS)                                             0.98%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.98%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $   103
   3 years                                                             $   322
   5 years                                                             $   558
  10 years                                                             $ 1,236

                      2      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.






FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                      3      FUND PROFILE - First American Small Cap Growth Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS






                               SMALL CAP
                            SELECT FUND*
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares








*PLEASE NOTE, EFFECTIVE JANUARY 31, 2003, THE FUND CHANGED ITS NAME FROM SMALL
 CAP CORE FUND TO SMALL CAP SELECT FUND.

 This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN SMALL CAP SELECT FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of September 30, 2002, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $23 million to $2.6 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

                      1      FUND PROFILE - First American Small Cap Select Fund

FIRST AMERICAN SMALL CAP SELECT FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

23.59%  2.52%  17.24%  10.98%  20.79%  -7.77%  17.10%  20.04%  12.39%  -17.76%
--------------------------------------------------------------------------------
1993    1994   1995    1996    1997     1998   1999    2000    2001     2002

Best Quarter:
Quarter ending   December 31, 2001      27.52%
Worst Quarter:
Quarter ending   September 30, 1998    (24.71)%

AVERAGE ANNUAL TOTAL RETURNS            Inception       One      Five      Ten
AS OF 12/31/02(1)                            Date      Year     Years    Years
--------------------------------------------------------------------------------
Small Cap Select Fund                      5/6/92    (17.76)%    3.68%    9.09%
Standard & Poor's SmallCap 600 Index(2)              (14.63)%    2.44%    9.71%

(1)Effective 1/31/03, the fund changed its name from Small Cap Core Fund to Small Cap Select Fund. On 9/24/01, the fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2)An unmanaged, capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.30%
 Total Annual Fund Operating Expenses                                     1.00%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.04)%
 NET EXPENSES (AFTER WAIVERS)                                             0.96%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.96%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $   102
   3 years                                                             $   318
   5 years                                                             $   552
  10 years                                                             $ 1,225

                      2      FUND PROFILE - First American Small Cap Select Fund

FIRST AMERICAN SMALL CAP SELECT FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                      3      FUND PROFILE - First American Small Cap Select Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS






                               SMALL CAP
                              VALUE FUND
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares








This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of September 30, 2002, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Small Cap Value Fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

                       1      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

22.80%  0.01%  47.33%  20.36%  20.37%  -8.26%  6.24%  20.43%  5.21%  -14.09%
--------------------------------------------------------------------------------
1993    1994   1995    1996    1997     1998   1999   2000    2001    2002

Best Quarter:
Quarter ending   June 30, 1999          18.64%
Worst Quarter:
Quarter ending   September 30, 1998    (23.17)%

AVERAGE ANNUAL TOTAL RETURNS       Inception         One        Five       Ten
AS OF 12/31/02(1)                       Date        Year       Years     Years
--------------------------------------------------------------------------------
Small Cap Value Fund                  1/1/88      (14.09)%      1.19%    10.73%
--------------------------------------------------------------------------------
Russell 2000 Value Index(2)                       (11.43)%      2.71%    10.86%
--------------------------------------------------------------------------------

(1)Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2)An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.31%
 Total Annual Fund Operating Expenses                                     1.01%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.03)%
 NET EXPENSES (AFTER WAIVERS)                                             0.98%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.98%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $   103
   3 years                                                             $   322
   5 years                                                             $   558
  10 years                                                             $ 1,236

                       2      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                       3      FUND PROFILE - First American Small Cap Value Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2002


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS






                           INTERNATIONAL
                              VALUE FUND
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares







This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN INTERNATIONAL FUND

--------------------------------------------------------------------------------
OBJECTIVE

International Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o  that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share, and strength of management.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in International Fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
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                         1      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

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FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

9.59%   10.36%   4.88%   17.91%   50.93%   -15.35%   -12.38%   -18.85%
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1995    1996     1997    1998     1999      2000      2001      2002

Best Quarter:
Quarter ending   December 31, 1999      27.60%
Worst Quarter:
Quarter ending   September 30, 2002    (19.13)%

AVERAGE ANNUAL TOTAL RETURNS            Inception      One     Five      Since
AS OF 12/31/02(1)                            Date     Year    Years  Inception
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International Fund                         4/4/94   (18.85)%  (1.30)%     2.03%
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Morgan Stanley Capital International
Europe, Australasia, Far East Index(2)              (15.66)%  (2.61)%     0.69%
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(1)On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the fund's assets. On 9/24/01, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both sub-advised by Clay Finlay Inc. Performance history prior to 9/24/01 represents that of the Firstar International Growth Fund.

(2)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong, and Singapore. The since inception performance of the index is calculated from 4/30/94.

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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

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SHAREHOLDER FEES (fees paid directly from your investment)
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 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
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 Management Fees                                                          1.10%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.31%
 Total Annual Fund Operating Expenses                                     1.41%

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                 (0.06)%
 NET EXPENSES (AFTER WAIVERS)                                             1.35%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

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EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

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   1 year                                                              $   144
   3 years                                                             $   446
   5 years                                                             $   771
  10 years                                                             $ 1,691

                         2      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

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MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor.
U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne, and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of September 30, 2002, Clay Finlay had more than $4.7 billion in assets under management.

The fund is managed by a team of persons associated with Clay Finlay.

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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

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FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.







FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                         3      FUND PROFILE - First American International Fund